Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 4, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DundeeWealth Funds (the “Trust”)/Preliminary Proxy Materials
(1933 Act Registration No. 333-135371)
(1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting (the “Meeting”) of Shareholders of the JOHCM International Select Fund, a series of the Trust, being held to approve a new sub-advisory agreement between DundeeWealth US, LP, the Trust’s Adviser, and JO Hambro Capital Management Ltd., the sub-adviser to the Fund, on behalf of the Fund and to transact such other business as may properly come before the Meeting or any adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann